UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2023
Semiannual Report
to Shareholders
DWS Science and Technology Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
34	Information About Your Fund’s Expenses
36	Liquidity Risk Management
37	Advisory Agreement Board Considerations and Fee Evaluation
41	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Small company stocks tend to be more volatile than medium-sized or large company stocks. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led, and, in the future, may lead, to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Science and Technology Fund

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of ultra-loose monetary policy; impact of slower growth in China; ongoing political attacks on global trade; demographic change profoundly affecting more and more countries; and finally, the Ukraine conflict, the future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023. With looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns will be challenging in 2023. Further, aggressive tightening by the Federal Reserve and international monetary authorities has increased pressure on banks and their ability to lend, and also negatively impacted the performance of fixed income securities. Inflation continues to remain above monetary authority targets, however there is early evidence that rate hikes by the Federal Reserve are beginning to take effect and cool the pace of rising prices.
Consequently, we believe that it is important for investors to diversify their investments given the level of volatility in markets. Balanced portfolios can help mitigate the negative impact of unexpected economic, geopolitical, and market events. While investment objectives are unique to each investor, we do believe there may be benefits to owning corporate and government bonds given their potential for yield as well as holding equities for their ability to counter the negative effects of persistent inflation.
In our view, these factors of market volatility, unpredictable economic events, and complex geo-political forces strongly underscore the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Science and Technology Fund	|	3

Performance SummaryApril 30, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/23
Unadjusted for Sales Charge	17.84%	0.97%	12.57%	15.02%
Adjusted for the Maximum Sales Charge (max 5.75% load)	11.06%	–4.83%	11.25%	14.34%
S&P 500® Index†	8.63%	2.66%	11.45%	12.20%
S&P® North American Technology Sector Index††	18.11%	2.14%	14.40%	17.89%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		–12.71%	12.80%	14.89%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–17.73%	11.47%	14.22%
S&P 500® Index†		–7.73%	11.19%	12.24%
S&P® North American Technology Sector Index††		–11.73%	14.66%	17.98%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/23
Unadjusted for Sales Charge	17.33%	0.10%	11.60%	14.01%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	16.33%	0.10%	11.60%	14.01%
S&P 500® Index†	8.63%	2.66%	11.45%	12.20%
S&P® North American Technology Sector Index††	18.11%	2.14%	14.40%	17.89%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		–13.46%	11.83%	13.89%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–13.46%	11.83%	13.89%
S&P 500® Index†		–7.73%	11.19%	12.24%
S&P® North American Technology Sector Index††		–11.73%	14.66%	17.98%

4	|	DWS Science and Technology Fund

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/23
No Sales Charges	17.94%	1.13%	12.76%	15.20%
S&P 500® Index†	8.63%	2.66%	11.45%	12.20%
S&P® North American Technology Sector Index††	18.11%	2.14%	14.40%	17.89%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
No Sales Charges		–12.55%	13.00%	15.08%
S&P 500® Index†		–7.73%	11.19%	12.24%
S&P® North American Technology Sector Index††		–11.73%	14.66%	17.98%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/23
No Sales Charges	17.99%	1.17%	12.80%	15.27%
S&P 500® Index†	8.63%	2.66%	11.45%	12.20%
S&P® North American Technology Sector Index††	18.11%	2.14%	14.40%	17.89%
Average Annual Total Returns as of 3/31/23 (most recent calendar quarter end)
No Sales Charges		–12.53%	13.03%	15.14%
S&P 500® Index†		–7.73%	11.19%	12.24%
S&P® North American Technology Sector Index††		–11.73%	14.66%	17.98%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2023 is 0.89%, 1.77%, 0.71% and 0.69% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the

DWS Science and Technology Fund	|	5

total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†
The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

††
The S&P North American Technology Sector Index is the technology sub-index of the
S&P North American Sector Indices. The S&P North American Technology Sector Index
family is designed as equity benchmarks for U.S.-traded technology-related securities.
The Advisor believes the additional S&P North American Technology Sector Index generally reflects Fund asset allocations and generally represents the Fund’s overall investment process.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
4/30/23	$26.25	$12.50	$27.05	$30.33
10/31/22	$23.59	$11.97	$24.25	$27.02
Distribution Information as of 4/30/23
Capital Gain Distributions	$1.3772	$1.3772	$1.3772	$1.3772

6	|	DWS Science and Technology Fund

Portfolio Management Team
Daniel Fletcher, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2017 with twenty-four years of industry experience. Prior to joining, he worked in portfolio management and equity research at Neuberger Berman, with a focus on technology, media and telecommunications companies. Before that, he worked as a telecommunications services analyst and in equity research management at Lehman Brothers. Previously, he served in investment research and execution functions at The Batavia Group and as a structured finance analyst at Deloitte & Touche.
—Portfolio Manager and Analyst for US Equities: New York.
—BA in Communications from William Paterson University; MBA in Finance from Rutgers Graduate School of Management.
Sebastian P. Werner, PhD, Head of Investment Strategy Equity
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—Joined DWS in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.
—Portfolio Manager for Global and US Growth Equities: New York.
—MBA in International Management from the Thunderbird School of Global Management; Masters Degree (“Diplom-Kaufmann” ) and PhD in Finance (“Dr.rer.pol.” ) from the European Business School, Oestrich-Winkel.

DWS Science and Technology Fund	|	7

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	4/30/23	10/31/22
Common Stocks	95%	96%
Cash Equivalents	5%	4%
Other Investments	0%	0%
Preferred Stocks	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Preferred Stock)	4/30/23	10/31/22
Information Technology	59%	62%
Software	24%	26%
Semiconductors & Semiconductor Equipment	21%	16%
Technology Hardware, Storage & Peripherals	9%	11%
Communications Equipment	4%	5%
IT Services	1%	4%
Communication Services	15%	11%
Interactive Media & Services	14%	11%
Entertainment	1%	0%
Financials	9%	11%
Financial Services	9%	11%
Consumer Discretionary	7%	7%
Broadline Retail	7%	7%
Industrials	7%	6%
Professional Services	4%	3%
Ground Transportation	1%	1%
Aerospace & Defense	1%	1%
Industrial Conglomerates	1%	1%
Health Care	3%	3%
Life Sciences Tools & Services	1%	2%
Pharmaceuticals	1%	1%
Health Care Equipment & Supplies	1%	—
Biotechnology	0%	0%
	100%	100%

8	|	DWS Science and Technology Fund

Ten Largest Equity Holdings at April 30, 2023 (56.1% of Net Assets)
1Microsoft Corp.	8.2%
Develops, manufactures, licenses, sells and supports software products
2NVIDIA Corp.	8.0%
Designs, develops and markets three dimensional (3D) graphic processors
3Apple, Inc.	7.7%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
4Alphabet, Inc.	6.9%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
5Amazon.com, Inc.	6.9%
Online retailer offering a wide range of products
6Meta Platforms, Inc.	6.2%
Operator of social networking web site
7Visa, Inc.	4.3%
Operates a retail electronic payments network and manages global financial services
8Mastercard, Inc.	3.6%
Provider of financial transaction processing services
9Salesforce, Inc.	2.2%
Provider of application services that allow organizations to share customer information on demand
10Analog Devices, Inc.	2.1%
Designer, manufacturer and marketer of linear, mixed-signal, and digital integrated circuits
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 41 for contact information.

DWS Science and Technology Fund	|	9

Investment Portfolioas of April 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 94.9%
Communication Services 13.9%
Entertainment 0.4%
Spotify Technology SA*	31,753	4,242,201
Interactive Media & Services 13.5%
Alphabet, Inc. “A” *	667,474	71,921,372
Match Group, Inc.*	98,155	3,621,919
Meta Platforms, Inc. “A” *	269,778	64,833,049
		140,376,340
Consumer Discretionary 6.9%
Broadline Retail
Amazon.com, Inc.*	680,608	71,770,114
Financials 8.6%
Financial Services
Fidelity National Information Services, Inc.	125,013	7,340,763
Mastercard, Inc. “A”	97,480	37,045,325
Visa, Inc. “A”	190,785	44,401,393
		88,787,481
Health Care 3.0%
Biotechnology 0.0%
ViaCyte, Inc.* (a)	2,585	59
Health Care Equipment & Supplies 0.5%
DexCom, Inc.*	42,550	5,163,017
Life Sciences Tools & Services 1.4%
Danaher Corp.	18,722	4,435,429
Illumina, Inc.*	20,163	4,144,706
Thermo Fisher Scientific, Inc.	11,048	6,130,535
		14,710,670
Pharmaceuticals 1.1%
Eli Lilly & Co.	29,196	11,557,529
Industrials 6.3%
Aerospace & Defense 0.7%
BWX Technologies, Inc.	106,030	6,847,417
Ground Transportation 1.0%
Uber Technologies, Inc.*	331,058	10,279,351
The accompanying notes are an integral part of the financial statements.

10	|	DWS Science and Technology Fund

	Shares	Value ($)
Industrial Conglomerates 0.6%
Honeywell International, Inc.	33,576	6,709,828
Professional Services 4.0%
Automatic Data Processing, Inc.	67,812	14,918,640
Booz Allen Hamilton Holding Corp.	54,212	5,189,173
Paylocity Holding Corp.*	50,648	9,789,752
Verisk Analytics, Inc.	59,900	11,627,189
		41,524,754
Information Technology 56.2%
Communications Equipment 3.8%
Ciena Corp.*	289,911	13,347,503
F5, Inc.*	36,587	4,915,829
Motorola Solutions, Inc.	71,745	20,906,493
		39,169,825
IT Services 1.0%
Cloudflare, Inc. “A” *	81,710	3,844,455
Globant SA*	27,226	4,270,943
Twilio, Inc. “A” *	44,476	2,339,882
		10,455,280
Semiconductors & Semiconductor Equipment 19.6%
Advanced Micro Devices, Inc.*	209,968	18,764,840
Analog Devices, Inc.	124,724	22,435,353
ASML Holding NV (Registered)	11,566	7,365,923
Broadcom, Inc.	30,538	19,132,057
Intel Corp.	104,200	3,236,452
Lam Research Corp.	29,794	15,614,440
Lattice Semiconductor Corp.*	57,629	4,593,031
MACOM Technology Solutions Holdings, Inc.*	79,877	4,660,024
MKS Instruments, Inc.	135,730	11,383,675
NVIDIA Corp.	298,056	82,707,560
Skyworks Solutions, Inc.	71,542	7,576,298
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	66,381	5,595,918
		203,065,571
Software 22.9%
Adobe, Inc.*	13,764	5,196,736
Aspen Technology, Inc.*	82,573	14,615,421
Atlassian Corp. “A” *	18,407	2,717,978
Box, Inc. “A” *	493,032	13,045,627
Five9, Inc.*	100,929	6,544,236
Fortinet, Inc.*	138,420	8,727,381
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	11

	Shares	Value ($)
HashiCorp, Inc. “A” *	60,743	1,628,520
Intuit, Inc.	39,926	17,725,148
Microsoft Corp.	276,250	84,880,575
New Relic, Inc.*	41,804	2,987,732
Salesforce, Inc.*	114,439	22,701,264
ServiceNow, Inc.*	31,930	14,669,280
Synopsys, Inc.*	57,353	21,296,316
Tenable Holdings, Inc.*	204,318	7,557,723
Workiva, Inc.*	148,596	13,881,838
		238,175,775
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc.	473,308	80,310,901
NetApp, Inc.	70,531	4,435,695
Super Micro Computer, Inc.*	76,700	8,086,481
		92,833,077
Total Common Stocks (Cost $489,178,958)		985,668,289
Other Investments 0.0%
Industrials 0.0%
Ground Transportation
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	9,445
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	27,232
Geocapital IV, L.P. (2.9% limited partnership interest)* (b)	—	10,110
Total Other Investments (Cost $5,892,966)		46,787
Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc., Series A* (a)	4,853	111
ViaCyte, Inc., Series B* (a)	4,557	104
ViaCyte, Inc., Series C* (a)	772	18
Total Preferred Stocks (Cost $0)		233
Cash Equivalents 5.2%
DWS Central Cash Management Government Fund, 4.81% (c) (Cost $54,368,126)	54,368,126	54,368,126

The accompanying notes are an integral part of the financial statements.

12	|	DWS Science and Technology Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $549,440,050)	100.1	1,040,083,435
Other Assets and Liabilities, Net	(0.1)	(1,045,586)
Net Assets	100.0	1,039,037,849
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2023 are as follows:
Value ($) at 10/31/2022	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2023	Value ($) at 4/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.74% (c) (d)
—	0 (e)	—	—	—	146	—	—	—
Cash Equivalents 5.2%
DWS Central Cash Management Government Fund, 4.81% (c)
31,478,882	116,564,041	93,674,797	—	—	1,139,503	—	54,368,126	54,368,126
31,478,882	116,564,041	93,674,797	—	—	1,139,649	—	54,368,126	54,368,126

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities” ). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	9,445	0.0
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	27,232	0.0
Geocapital IV, L.P.**	April 1996 to March 2000	0	10,110	0.0
Total Restricted Securities		5,892,966	46,787	0.0
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	13

**	These securities represent venture capital funds.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2023.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. The Fund adopted ASU No. 2015-07, Disclosures for Investments in Certain Entities that calculate Net Asset Value Per Share (NAV). The fair value hierarchy excludes certain investments which are valued using NAV as a practical expedient.
The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$144,618,541	$—	$—	$144,618,541
Consumer Discretionary	71,770,114	—	—	71,770,114
Financials	88,787,481	—	—	88,787,481
Health Care	31,431,216	—	59	31,431,275
Industrials	65,361,350	—	—	65,361,350
Information Technology	583,699,528	—	—	583,699,528
Other Investments (b)	—	—	—	46,787
Preferred Stocks	—	—	233	233
Short-Term Investments	54,368,126	—	—	54,368,126
Total	$1,040,036,356	$—	$292	$1,040,083,435

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Investments measured at NAV as a practical expedient.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Science and Technology Fund

Statement of Assets and Liabilities
as of April 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $495,071,924)	$985,715,309
Investment in DWS Central Cash Management Government Fund (cost $54,368,126)	54,368,126
Foreign currency, at value (cost $1,271)	1,182
Receivable for Fund shares sold	147,523
Dividends receivable	55,564
Interest receivable	214,029
Foreign taxes recoverable	1,286
Other assets	37,613
Total assets	1,040,540,632
Liabilities
Payable for Fund shares redeemed	405,553
Accrued management fee	388,232
Accrued Trustees' fees	14,563
Other accrued expenses and payables	694,435
Total liabilities	1,502,783
Net assets, at value	$1,039,037,849
Net Assets Consist of
Distributable earnings (loss)	526,796,193
Paid-in capital	512,241,656
Net assets, at value	$1,039,037,849
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	15

Statement of Assets and Liabilities as of April 30, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($809,039,425 ÷ 30,816,149 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$26.25
Maximum offering price per share (100 ÷ 94.25 of $26.25)	$27.85
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($10,313,547 ÷ 825,054 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.50
Class S
Net Asset Value, offering and redemption price per share ($173,147,948 ÷ 6,400,034 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$27.05
Institutional Class
Net Asset Value, offering and redemption price per share ($46,536,929 ÷ 1,534,300 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$30.33
The accompanying notes are an integral part of the financial statements.

16	|	DWS Science and Technology Fund

Statement of Operations
for the six months ended April 30, 2023 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $18,572)	$2,624,995
Income distributions — DWS Central Cash Management Government Fund	1,139,503
Securities lending income, net of borrower rebates	146
Total income	3,764,644
Expenses:
Management fee	2,169,564
Administration fee	459,801
Services to shareholders	527,913
Distribution and service fees	847,558
Custodian fee	5,595
Professional fees	36,296
Reports to shareholders	35,435
Registration fees	30,283
Trustees' fees and expenses	21,395
Other	33,033
Total expenses	4,166,873
Net investment income (loss)	(402,229)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	37,964,080
Foreign currency	(18,186)
37,945,894
Change in net unrealized appreciation (depreciation) on:
Investments	121,830,947
Foreign currency	315,235
122,146,182
Net gain (loss)	160,092,076
Net increase (decrease) in net assets resulting from operations	$159,689,847
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	17

Statements of Changes in Net Assets
	Six Months Ended April 30, 2023	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income (loss)	$(402,229)	$(4,981,213)
Net realized gain (loss)	37,945,894	57,550,850
Change in net unrealized appreciation (depreciation)	122,146,182	(571,588,594)
Net increase (decrease) in net assets resulting from operations	159,689,847	(519,018,957)
Distributions to shareholders:
Class A	(41,631,334)	(118,734,799)
Class C	(1,054,315)	(3,383,951)
Class S	(8,420,957)	(23,730,385)
Institutional Class	(1,490,162)	(3,890,476)
Total distributions	(52,596,768)	(149,739,611)
Fund share transactions:
Proceeds from shares sold	26,491,072	50,789,417
Reinvestment of distributions	48,844,690	138,636,009
Payments for shares redeemed	(52,526,260)	(135,478,811)
Net increase (decrease) in net assets from Fund share transactions	22,809,502	53,946,615
Increase (decrease) in net assets	129,902,581	(614,811,953)
Net assets at beginning of period	909,135,268	1,523,947,221
Net assets at end of period	$1,039,037,849	$909,135,268

The accompanying notes are an integral part of the financial statements.

18	|	DWS Science and Technology Fund

Financial Highlights
DWS Science and Technology Fund — Class A
	Six Months Ended 4/30/23	Years Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$23.59	$40.55	$30.55	$24.63	$23.50	$22.45
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01 )	(.13 )	(.14 )	(.08 )	(.03 )	(.03 )
Net realized and unrealized gain (loss)	4.05	(12.84)	12.57	8.19	3.84	2.04
Total from investment operations	4.04	(12.97)	12.43	8.11	3.81	2.01
Less distributions from:
Net investment income	—	—	—	—	—	(.01 )
Net realized gains	(1.38)	(3.99)	(2.43)	(2.19)	(2.68)	(.95 )
Total distributions	(1.38)	(3.99)	(2.43)	(2.19)	(2.68)	(.96 )
Net asset value, end of period	$26.25	$23.59	$40.55	$30.55	$24.63	$23.50
Total Return (%)[b]	17.84 *	(35.37)	42.86	35.52	18.97	9.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	809	721	1,212	905	722	668
Ratio of expenses (%)	.91 **	.89	.88	.90	.93	.93
Ratio of net investment income (loss) (%)	(.11 )**	(.45 )	(.40 )	(.31 )	(.15 )	(.12 )
Portfolio turnover rate (%)	11 *	17	21	18	39	34

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	19

DWS Science and Technology Fund — Class C
	Six Months Ended 4/30/23	Years Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$11.97	$22.73	$18.22	$15.65	$16.07	$15.77
Income (loss) from investment operations:
Net investment income (loss)[a]	(.06 )	(.21 )	(.26 )	(.19 )	(.14 )	(.15 )
Net realized and unrealized gain (loss)	1.97	(6.56)	7.20	4.95	2.40	1.40
Total from investment operations	1.91	(6.77)	6.94	4.76	2.26	1.25
Less distributions from:
Net realized gains	(1.38)	(3.99)	(2.43)	(2.19)	(2.68)	(.95 )
Net asset value, end of period	$12.50	$11.97	$22.73	$18.22	$15.65	$16.07
Total Return (%)[b]	17.33 *	(35.91)	41.60	34.36	17.94	8.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	9	20	17	13	13
Ratio of expenses (%)	1.80 **	1.77	1.74	1.74	1.79	1.78
Ratio of net investment income (loss) (%)	(1.00)**	(1.33)	(1.27)	(1.16)	(1.01)	(.94 )
Portfolio turnover rate (%)	11 *	17	21	18	39	34

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS Science and Technology Fund

DWS Science and Technology Fund — Class S
	Six Months Ended 4/30/23	Years Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$24.25	$41.50	$31.16	$25.04	$23.81	$22.73
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	(.08 )	(.08 )	(.04 )	.01	.01
Net realized and unrealized gain (loss)	4.17	(13.18)	12.85	8.35	3.90	2.06
Total from investment operations	4.18	(13.26)	12.77	8.31	3.91	2.07
Less distributions from:
Net investment income	—	—	—	—	—	(.04 )
Net realized gains	(1.38)	(3.99)	(2.43)	(2.19)	(2.68)	(.95 )
Total distributions	(1.38)	(3.99)	(2.43)	(2.19)	(2.68)	(.99 )
Net asset value, end of period	$27.05	$24.25	$41.50	$31.16	$25.04	$23.81
Total Return (%)	17.94 *	(35.25)	43.12	35.75	19.16	9.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	173	150	248	181	148	135
Ratio of expenses (%)	.73 **	.71	.69	.72	.76	.77
Ratio of net investment income (loss) (%)	.06 **	(.27 )	(.22 )	(.13 )	.02	.04
Portfolio turnover rate (%)	11 *	17	21	18	39	34

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Science and Technology Fund	|	21

DWS Science and Technology Fund — Institutional Class
	Six Months Ended 4/30/23	Years Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$27.02	$45.77	$34.15	$27.23	$25.64	$24.40
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	(.08 )	(.09 )	(.04 )	.02	.01
Net realized and unrealized gain (loss)	4.68	(14.68)	14.14	9.15	4.25	2.24
Total from investment operations	4.69	(14.76)	14.05	9.11	4.27	2.25
Less distributions from:
Net investment income	—	—	—	—	—	(.06 )
Net realized gains	(1.38)	(3.99)	(2.43)	(2.19)	(2.68)	(.95 )
Total distributions	(1.38)	(3.99)	(2.43)	(2.19)	(2.68)	(1.01)
Net asset value, end of period	$30.33	$27.02	$45.77	$34.15	$27.23	$25.64
Total Return (%)	17.99 *	(35.24)	43.10	35.82	19.20	9.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	29	45	29	14	9
Ratio of expenses (%)	.69 **	.69	.69	.69	.71	.72
Ratio of net investment income (loss) (%)	.08 **	(.24 )	(.21 )	(.12 )	.06	.04
Portfolio turnover rate (%)	11 *	17	21	18	39	34

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Science and Technology Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Science and Technology Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Science and Technology Fund	|	23

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
The other investments represent investments in venture capital funds which are valued at their net asset value as a practical expedient. The net asset value of venture capital funds has been estimated primarily based upon the pro-rata ownership of the fair value of the venture capital funds as reported by the management of the venture capital funds. Investments in venture capital funds can never be redeemed with the venture capital funds. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the venture capital funds.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair

24	|	DWS Science and Technology Fund

value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best

DWS Science and Technology Fund	|	25

efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2023, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of April 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2023, the Fund had no securities on loan.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
From January 1, 2022 through October 31, 2022, the Fund elects to defer qualified late year losses of approximately $3,898,000 of net ordinary losses and treat them as arising in the fiscal year ending October 31, 2023.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At April 30, 2023, the aggregate cost of investments for federal income tax purposes was $546,857,819. The net unrealized appreciation for all investments based on tax cost was $493,225,616. This consisted of aggregate gross unrealized appreciation for all investments for which

26	|	DWS Science and Technology Fund

there was an excess of value over tax cost of $544,174,479 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $50,948,863.
The Fund has reviewed the tax positions for the open tax years as of October 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in limited partnerships, the realized tax character on distributions from certain securities and net investment losses. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting

DWS Science and Technology Fund	|	27

purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended April 30, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $104,657,979 and $144,912,126, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%
Accordingly, for the six months ended April 30, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.458% of the Fund’s average daily net assets.
For the period from November 1, 2022 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse

28	|	DWS Science and Technology Fund

certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.29%
Class C	2.04%
Class S	1.04%
Institutional Class	1.04%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2023, the Administration Fee was $459,801, of which $82,479 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2023
Class A	$130,011	$43,190
Class C	1,810	611
Class S	64,613	21,471
Institutional Class	641	217
	$197,075	$65,489
In addition, for the six months ended April 30, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided

DWS Science and Technology Fund	|	29

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$207,087
Class C	8,371
Class S	39,178
Institutional Class	17,096
$271,732
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2023
Class C	$35,757	$6,319
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2023	Annualized Rate
Class A	$800,763	$295,255.22%
Class C	11,038	4,541.23%
	$811,801	$299,796
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2023 aggregated $4,444.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2023, the CDSC

30	|	DWS Science and Technology Fund

for Class C shares aggregated $32. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2023, DDI received $15 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $870, of which $830 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2023, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $9.
D.
Investing in Science and Technology Securities
The Fund invests in common stocks of science and technology companies and will concentrate in the group of industries constituting the technology sector and may concentrate in one or more industries in the technology sector. The Fund will therefore be susceptible to adverse economic, business, regulatory and other occurrences affecting the technology sector and science and technology companies. In particular, science and technology companies are vulnerable to market saturation and rapid product obsolescence. Many science and technology companies operate under constantly changing fields and have limited business lines and limited financial resources, making them highly vulnerable to business and

DWS Science and Technology Fund	|	31

economic risks. Other investment risks associated with investing in science and technology securities include abrupt or erratic market movements, management that is dependent on a limited number of people, short product cycles, changing consumer preferences, aggressive pricing of products and services, new market entrants, and dependency on patent protection.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund  may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2023.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	281,062	$6,910,368	555,750	$17,554,399
Class C	26,395	301,703	49,046	768,662
Class S	157,335	3,899,687	221,367	7,000,291
Institutional Class	590,723	15,379,314	760,650	25,466,065
		$26,491,072		$50,789,417
Shares issued to shareholders in reinvestment of distributions
Class A	1,638,224	$38,251,089	3,019,511	$108,642,027
Class C	94,557	1,054,315	181,861	3,346,242
Class S	335,126	8,056,429	617,165	22,791,913
Institutional Class	55,023	1,482,857	93,725	3,855,827
		$48,844,690		$138,636,009

32	|	DWS Science and Technology Fund

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(1,672,089)	$(40,051,243)	(2,900,972)	$(87,647,507)
Class C	(84,829)	(989,097)	(308,392)	(4,685,918)
Class S	(260,428)	(6,384,731)	(635,681)	(19,167,138)
Institutional Class	(184,674)	(5,101,189)	(755,754)	(23,978,248)
		$(52,526,260)		$(135,478,811)
Net increase (decrease)
Class A	247,197	$5,110,214	674,289	$38,548,919
Class C	36,123	366,921	(77,485)	(571,014)
Class S	232,033	5,571,385	202,851	10,625,066
Institutional Class	461,072	11,760,982	98,621	5,343,644
		$22,809,502		$53,946,615

DWS Science and Technology Fund	|	33

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2022 to April 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

34	|	DWS Science and Technology Fund

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/23	$1,178.40	$1,173.30	$1,179.40	$1,179.90
Expenses Paid per $1,000*	$4.92	$9.70	$3.94	$3.73
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/23	$1,020.28	$1,015.87	$1,021.17	$1,021.37
Expenses Paid per $1,000*	$4.56	$9.00	$3.66	$3.46

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Science and Technology Fund	.91%	1.80%	.73%	.69%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Science and Technology Fund	|	35

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period” ). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

36	|	DWS Science and Technology Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Science and Technology Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

DWS Science and Technology Fund	|	37

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment

38	|	DWS Science and Technology Fund

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

DWS Science and Technology Fund	|	39

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

40	|	DWS Science and Technology Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Science and Technology Fund	|	41

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	KTCAX	KTCCX	KTCSX	KTCIX
CUSIP Number	25159L 562	25159L 547	25159L 539	25159L 521
Fund Number	001	301	2313	511

42	|	DWS Science and Technology Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DSTF-3
(R-028321-12 6/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Science and Technology Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/29/2023